Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000130426 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000130426 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000130426 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000130426 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000130426 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000130426 [Member] | Nutanix Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000130426 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000130426 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000130426 [Member] | Databricks Inc Ser H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000130426 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000130426 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130426 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000130426 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000130426 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000130426 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130426 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000130426 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130426 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000130426 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000130426 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130426 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130426 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130426 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064721 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000064721 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000064721 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000064721 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000064721 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000064721 [Member] | Nutanix Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000064721 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000064721 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000064721 [Member] | Databricks Inc Ser H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000064721 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000064721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000064721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000064721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000064721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000064721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064721 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064721 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064720 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000064720 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000064720 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000064720 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000064720 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000064720 [Member] | Nutanix Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000064720 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000064720 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000064720 [Member] | Databricks Inc Ser H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000064720 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000064720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000064720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000064720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000064720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000064720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064720 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064720 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000001288 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000001288 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000001288 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000001288 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000001288 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000001288 [Member] | Nutanix Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000001288 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000001288 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000001288 [Member] | Databricks Inc Ser H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000001288 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000001288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000001288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000001288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000001288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000001288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000001288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000001288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001288 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001288 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001288 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000001358 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5]
C000001358 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000001358 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000001358 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000001358 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000001358 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000001358 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000001358 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000001358 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000001358 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000001358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000001358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000001358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000001358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001358 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000001360 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[6]
C000001360 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000001360 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000001360 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000001360 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000001360 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000001360 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000001360 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000001360 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000001360 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000001360 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001360 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000001360 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000001360 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001360 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001360 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001360 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001360 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001360 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000001360 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001360 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001360 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000001361 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[7]
C000001361 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000001361 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000001361 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000001361 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000001361 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000001361 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000001361 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000001361 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000001361 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000001361 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001361 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000001361 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000001361 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001361 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001361 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001361 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001361 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001361 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000001361 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001361 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001361 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130427 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[8]
C000130427 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000130427 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000130427 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000130427 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000130427 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000130427 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000130427 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000130427 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000130427 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000130427 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000130427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000130427 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130427 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130427 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000130427 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000130427 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130427 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130427 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174007 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000174007 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000174007 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000174007 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000174007 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[9]
C000174007 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[9]
C000174007 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[9]
C000174007 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[9]
C000174007 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[9]
C000174007 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[9]
C000174007 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174007 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000174007 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000174007 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174007 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174007 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000174007 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174007 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000001371 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[11]
C000001371 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[11]
C000001371 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[11]
C000001371 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[11]
C000001371 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[11]
C000001371 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[11]
C000001371 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[11]
C000001371 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[11]
C000001371 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[11]
C000001371 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[11]
C000001371 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001371 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000001371 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000001371 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001371 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001371 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000001371 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001371 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000001370 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[13]
C000001370 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[13]
C000001370 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[13]
C000001370 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[13]
C000001370 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000001370 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000001370 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[13]
C000001370 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[13]
C000001370 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[13]
C000001370 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[13]
C000001370 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001370 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000001370 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000001370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000001370 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001370 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000001368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[15]
C000001368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[15]
C000001368 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[15]
C000001368 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[15]
C000001368 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000001368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000001368 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[15]
C000001368 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[15]
C000001368 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[15]
C000001368 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[15]
C000001368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000001368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000001368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000001368 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001368 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[10]	Amount represents less than .1%.
[11]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[12]	Amount represents less than .1%.
[13]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[14]	Amount represents less than .1%.
[15]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[16]	Amount represents less than .1%.